Capital Structure (Details) (USD $)	2 Months Ended	6 Months Ended				2 Months Ended	0 Months Ended	2 Months Ended
	Feb. 18, 2014	Jun. 30, 2014 Common Shares - Class A	Dec. 31, 2013 Common Shares - Class A	Feb. 18, 2014 Public offering	Feb. 18, 2014 Over-Allotment Option	Feb. 18, 2014 Loretto Finance Inc.	May 12, 2014 Share Buyback Program	Jun. 30, 2014 Share Buyback Program
Class of Stock
Common stock - shares issued		24,592,142	17,669,442	6,785,000	885,000	135,700
Issue price per share				$ 6.25
Proceeds from issuance of common stock, net of commissions	$ 39,741,152
Share based compensation						880,015
Share buyback program - authorized amount							$ 10,000,000
Share buyback program - shares repurchased and retired		30,000						30,000
Average price per share (common shares purchased and cancelled)								$ 5.6820
Common stock - shares outstanding		24,592,142	17,669,442